Accounts Receivable	12 Months Ended
Dec. 31, 2025
Accounts Receivable
Accounts Receivable

6. Accounts Receivable

Accounts receivable from contracts with customers consisted of the following:

	December 31,
	2025	2024

	(in US$’000)
Accounts receivable—third parties	126,529	155,155
Accounts receivable—related parties (Note 25(ii))	224	452
Allowance for credit losses	(3)	(70)
Accounts receivable, net	126,750	155,537

Substantially all accounts receivable are denominated in RMB, US$ and HK$ and are due within one year from the end of the reporting periods. The carrying values of accounts receivable approximate their fair values due to their short-term maturities.

An aging analysis for accounts receivable—third parties based on the relevant invoice dates is as follows:

	December 31,
	2025	2024

	(in US$’000)
Not later than 3 months	110,416	138,695
Between 3 months to 6 months	8,764	9,914
Between 6 months to 1 year	5,948	5,418
Later than 1 year	1,401	1,128
Accounts receivable—third parties	126,529	155,155

Movements on the allowance for credit losses:

	2025	2024	2023

	(in US$’000)
As at January 1	70	171	60
Increase in allowance for credit losses	3	70	141
Decrease in allowance due to subsequent collection	(78)	(168)	(16)
Exchange difference	8	(3)	(7)
Divestment of subsidiaries	—	—	(7)
As at December 31	3	70	171